Summary of Significant Accounting Polices (Details)	Sep. 30, 2013		Jun. 30, 2013	Jun. 30, 2012
Customer A [Member]
Percentage Of Accounts Receivable Concentration	15.00%		11.00%	18.00%
Customer B [Member]
Percentage Of Accounts Receivable Concentration		[1]	11.00%

[1]	Less than 10%